SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Accounts receivable net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Balance at December 31, beginning of the year	$ 3,630	$ 1,148
Credit loss expense	1,950	2,571
Write-offs	(1,298)	(89)
Balance at December 31, end of the year	$ 4,282	$ 3,630